Debt - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2022	Oct. 18, 2021	May 22, 2020	Oct. 28, 2019	Jun. 30, 2017	Mar. 31, 2023	Mar. 31, 2022	May 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2018
Line of Credit Facility [Line Items]
Proceeds from Revolving Facility									$ 0	$ 0	$ 50,000,000
Loss on extinguishment of debt						$ 0	$ (4,285,000)		(4,285,000)	(35,828,000)	(685,000)
Debt Instrument, Maturity Date						Feb. 03, 2029
Amortization payments						$ 226,000	329,000		1,052,000	4,472,000	$ 3,863,000
Repayment of Term Loan		Oct. 18, 2021
Debt instrument, basis spread on variable rate								5.00%
June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 275,000,000				$ 575,000,000
Proceeds from Revolving Facility					50,000,000
Line of Credit Up-sized												$ 115,000,000
Repayments of debt	190,700,000
June 2017 Second Lien-Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	275,000,000				185,000,000
Line of Credit Up-sized												$ 115,000,000
Debt Instrument, Redemption Period, End Date				Oct. 28, 2019
Repayments of debt	190,700,000
February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 275,000,000
Loss on extinguishment of debt							$ 4,300,000		$ 4,300,000
Debt Instrument, Maturity Date									Feb. 03, 2029
Amortization payments						$ 700,000			$ 700,000
Effective interest rate						8.34%			7.98%
May 2022 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 260,000,000
Amortization payments			$ 0
May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Loss on extinguishment of debt		$ 34,100,000
Effective interest rate									11.50%
Prepayment Penalty Rate			3.00%
Prepayments Amount			$ 91,000,000
Prepayment penalty Amount		28,000,000
Remaining Amount Issuance Discount And Issuance Costs		6,100,000
May 2020 First Lien Loan | Maximum
Line of Credit Facility [Line Items]
Prepayment Penalty Rate			6.00%
May 2020 First Lien Loan | Minimum
Line of Credit Facility [Line Items]
Prepayments Amount			$ 91,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Proceeds from Revolving Facility					50,000,000
Revolving Credit Facility | June 2017 Second Lien-Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					525,000,000
Revolving Credit Facility | February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Proceeds from Revolving Facility						$ 100,000,000			$ 100,000,000
Loan maturity Date									Feb. 03, 2027
Outstanding Borrowings						$ 0			$ 0
Loans Payable | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					525,000,000
Loans Payable | June 2017 Second Lien-Loan
Line of Credit Facility [Line Items]
Long-term Line of Credit					$ 185,000,000
Merger Transaction
Line of Credit Facility [Line Items]
Loan principal payments		$ 148,200,000
SOFR Rate
Line of Credit Facility [Line Items]
Effective interest rate						3.25%
SOFR Rate | February 2022 First Lien Loan
Line of Credit Facility [Line Items]
Effective interest rate									3.25%
Floor Rate						0.50%			0.50%
LIBOR Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								5.00%
LIBOR Rate | May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Floor Rate									1.00%
Debt Interest Rate									9.50%
Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								4.00%
Base Rate | May 2020 First Lien Loan
Line of Credit Facility [Line Items]
Floor Rate									2.00%
Debt Interest Rate									8.50%
Recurring | Level 2 | June 2017 First Lien Loan
Line of Credit Facility [Line Items]
Fair value										465,100,000
Carrying amount										$ 460,100,000